Derivative liability Activity (Tables)	12 Months Ended
Dec. 31, 2013
Derivative liability Activity
Derivative liability Activity

A summary of the activity of the derivative liability is shown below:

$
Balance at December 31, 2011	$48,728
Derivative due to mark to market adjustment	(22,102)
Balance at December 31, 2012	$26,627
Derivative due to mark to market adjustment	100,824
Balance at December 31, 2013	$127,451

The following inputs and assumptions were used to value the secured convertible notes and warrants outstanding

The following inputs and assumptions were used to value the secured convertible notes and warrants outstanding during the year ended December 31, 2013:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

As at July 14, 2011 (issuance date)	270%	1.0%	0%	3.00
As at December 31, 2012	288%	1.0%	0%	1.53
As at December 31, 2013	316%	1.0%	0%	0.53